LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Aug. 12, 2021	Feb. 02, 2021	Jan. 02, 2021	May 25, 2020
Leases
ROU assets	$ 13,426		$ 268,096				$ 19,393
Lease liabilities	$ 8,989		$ 166,709	$ 154,767	$ 137,826	$ 37,932	$ 19,393
Weighted average incremental borrowing rate							5.77%
Operating lease, weighted average remaining lease term	1 year 6 months		1 year 1 month 24 days
Rent expense	$ 43,345	$ 19,689
Weighted average incremental borrowing rate			6.00%